CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 7,952	$ 58,626
Marketable securities	433	1,768
Prepaid expenses and deposits	716	584
Receivables	3,079	957
Assets held for sale	1,338
Current Assets	13,518	61,935
Non-Current Assets
Exploration and evaluation assets	87,693	87,661
Property, plant and equipment	82,288	10,446
Capital long-term prepayments	3,087	6,631
Long-term restricted cash	938	938
Total Assets	187,524	167,611
Current Liabilities
Accounts payable and accrued liabilities	20,164	4,708
Current convertible notes payable	25,662
Current financial derivative liability - convertible notes	6,674
Other financial derivative liability	1,271
Liabilities held for sale	338
Current Liabilities	54,109	4,708
Non-Current Liabilities
Long-term government loan payable	3,777	745
Government grant	1,121	264
Long-term convertible notes payable		22,541
Financial derivative liability - convertible notes		37,715
Lease liability	218
Asset retirement obligations	1,790	1,674
Total Liabilities	61,015	67,647
Shareholders' Equity
Common shares	288,871	276,215
Reserve	17,892	16,554
Accumulated other comprehensive income	525	525
Deficit	(180,779)	(193,330)
Total Shareholders' Equity	126,509	99,964
Total Liabilities and Shareholders' Equity	$ 187,524	$ 167,611